COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other financial liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other financial liabilities
Other financial liabilities	$ 18,105,482	$ 46,322,290
Amounts payable for spot transactions pending settlement [member]
Other financial liabilities
Other financial liabilities	2,062,722	25,036,289
Collections and other operations on behalf of third parties [member]
Other financial liabilities
Other financial liabilities	14,386,907	17,519,227
Fees accrued to pay [member]
Other financial liabilities
Other financial liabilities	3,680	13,304
Financial guarantee contracts [member]
Other financial liabilities
Other financial liabilities	24,402	27,661
Liabilities associated with the transfer of financial assets not derecognized [member]
Other financial liabilities
Other financial liabilities		1,074,393
Lease Liabilities
Other financial liabilities
Other financial liabilities	1,568,462	2,645,807
Others [member]
Other financial liabilities
Other financial liabilities	$ 59,309	$ 5,609